Balance Sheet Details	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Balance Sheet Details

5. Balance Sheet Details

Short-Term Investments

Short-term investments consist of U.S. government agency and government sponsored enterprise obligations.  The Company accounts for these short-term investments as required by FASB ASC Topic No. 320, Investments-Debt and Equity Securities.  These debt and equity securities are not classified as either held-to-maturity securities or trading securities.  As such, they are classified as available-for-sale securities. Available-for-sale securities are recorded at fair value, with unrealized gains or losses recorded as a separate component of accumulated other comprehensive income in stockholders’ equity until realized.  Available-for-sale securities with contractual maturities of less than 12 months were as follows (in thousands):

	December 31, 2016			December 31, 2015
	Amortized	Gross	Fair	Amortized	Gross	Fair
	cost basis	unrealized loss	value	cost basis	unrealized loss	value
Corporate bonds and notes	$—	$—	$—	$—	$—	$—
Government securities/money market	—	—	—	4,080	(2)	4,078
Total	$—	$—	$—	$4,080	$(2)	$4,078

There were no realized gains (losses) recognized in interest and other income for the years ended December 31, 2016, 2015, and 2014.

Equipment and Improvements

Equipment and improvements consist of the following (in thousands):

	December 31,
	2016	2015
Computer hardware, software, and equipment	$14,617	$16,288
Leasehold improvements	5,315	5,170
Office furniture and fixtures	1,073	1,214
	21,005	22,672
Less accumulated depreciation and amortization	(19,194)	(20,180)
Equipment and improvements, net	$1,811	$2,492

Depreciation and amortization expense on equipment and improvements was $1.3 million, $1.9 million and $2.9 million for the years ended December 31, 2016, 2015, and 2014 respectively.

Other Assets

These are office rent and other deposits.

Intangible Assets

The following table sets forth our acquired intangible assets by major asset class as of December 31, 2016 and December 31, 2015 (in thousands except for useful life data):

		December 31, 2016					December 31, 2015
	Useful life		Accumulated	Net book value	Impairment	Net		Accumulated	Net
	(years)	Gross	amortization	before impairment	charge	book value	Gross	amortization	book value
Purchased technology	5 -6	$265	$(32)	$233	$—	$233	$—	$—	$—
Customer relationships	3-6	999	(147)	852	(411)	441	—	—	—
Trademarks/trade names	2	38	(9)	29	—	29	—	—	—
Non-compete	3	51	(9)	42	—	42	—	—	—
Total		$1,353	$(197)	$1,156	$(411)	$745	$—	$—	$—

Intangible assets amortization expense was $0.1 million for the three and twelve months ended December 31, 2016.

Future amortization expense related to intangible assets as of December 31, 2016 are as follows (in thousands):

Year Ending December 31,
2017	259
2018	249
2019	143
2020	46
2021	40
Beyond	8
Total	$745

Valuation of Goodwill and Intangible Assets

The Company accounts for goodwill and intangible assets as required by FASB ASC Topic No. 350, Intangibles-Goodwill and Other.  This statement requires us to periodically assess the impairment of our goodwill and intangible assets, which requires us to make assumptions and judgments regarding the carrying value of these assets. These assets are considered to be impaired if we determine that their carrying value may not be recoverable based upon our assessment of the following events or changes in circumstances:

•	a determination that the carrying value of such assets cannot be recovered through undiscounted cash flows;
•	loss of legal ownership or title to the assets;
•	significant changes in our strategic business objectives and utilization of the assets; or
•	the impact of significant negative industry or economic trends.

If the intangible assets are considered to be impaired, the impairment we recognize is the amount by which the carrying value of the intangible assets exceeds the fair value of the intangible assets. In addition, we base the useful lives and the related amortization expense on our estimate of the useful life of the intangible assets. Due to the numerous variables associated with our judgments and assumptions relating to the carrying value of our intangible assets and the effects of changes in circumstances affecting these valuations, both the precision and reliability of the resulting estimates are subject to uncertainty, and as additional information becomes known, we may change our estimate, in which case, the likelihood of a material change in our reported results would increase.  The Company recognized an impairment loss of $0.4 million in the three and twelve months ended December 31, 2016 related to an intangible asset acquired from our Birdstep acquisition.

We review the recoverability of the carrying value of goodwill at least annually or whenever events or circumstances indicate a potential impairment. Our annual impairment testing date is December 31. Recoverability of goodwill is determined by comparing the estimated fair value of our reporting units to the carrying value of the underlying net assets in the reporting units. If the estimated fair value of a reporting unit is determined to be less than the fair value of its net assets, goodwill is deemed impaired and an impairment loss is recognized to the extent that the carrying value of goodwill exceeds the difference between the estimated fair value of the reporting unit and the fair value of its other assets and liabilities. We determined that we did not have any impairment of goodwill at December 31, 2016.

Accrued Liabilities

Accrued short-term liabilities consist of the following (in thousands):

	December 31,
	2016	2015
Salaries and benefits	$2,545	$2,723
Restructuring liabilities	485	442
Pennsylvania grant liability	65	1,000
Royalties and revenue sharing	146	643
Income & other taxes payable	56	205
Interest payable	97	—
Marketing expenses, rebates, and other	109	51
Total accrued short-term liabilities	$3,503	$5,064

Deferred Rent and Other Long-Term Liabilities

Deferred rent and other long-term liabilities consist of the following (in thousands):

	December 31,
	2016	2015
Deferred rent	$1,162	$1,402
Restructuring liabilities	1,475	1,767
Pennsylvania grant liability	267	—
Sublease deposits	66	66
Total deferred rent and other long-term liabilities	$2,970	$3,235